FAIR VALUE MEASUREMENTS (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Recurring [Member] CNY	Dec. 31, 2012 Recurring [Member] CNY	Dec. 31, 2013 Non Recurring [Member] CNY	Dec. 31, 2012 Non Recurring [Member] CNY	Dec. 31, 2013 Level 1 [Member] CNY	Dec. 31, 2012 Level 1 [Member] CNY	Dec. 31, 2013 Level 2 [Member] CNY	Dec. 31, 2012 Level 2 [Member] CNY	Dec. 31, 2013 Level 2 [Member] Recurring [Member] CNY	Dec. 31, 2012 Level 2 [Member] Recurring [Member] CNY	Dec. 31, 2013 Level 3 [Member] CNY	Dec. 31, 2012 Level 3 [Member] CNY	Dec. 31, 2012 Level 3 [Member] Recurring [Member] CNY	Dec. 31, 2013 Level 3 [Member] Non Recurring [Member] CNY	Dec. 31, 2012 Level 3 [Member] Non Recurring [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (time deposits)					124,500,000	311,037,062							124,500,000	311,037,062
Cash equivalents (money market funds in the PRC)					45,579,149								45,579,149
Restricted cash (time deposits)					103,440,000	61,400,000							103,440,000	61,400,000
Short-term investments (time deposits)					1,485,800,264	1,581,502,010							1,485,800,264	1,581,502,010
Other current assets (interest fee employee loan)					3,267,078	2,281,675							3,267,078	2,281,675
Other non-current assets (interest free employee loan)					9,376,665	7,689,911							9,376,665	7,689,991
Accrued expenses and other current liabilities (contingent purchase consideration						6,900,334											6,900,334
Investment in non-consolidated affiliates
Intangible assets							47,791	239,233										47,791	239,233
Total assets measured at fair value		47,791	239,233												47,791	239,233
Investment in non-consolidated affiliates, Impairment charges			(4,812,242)
Intangible assets, Impairment charges	(316,666)	(1,917,000)	(2,237,567)	(152,412)
Total assets measured at fair value, Impairment charges		(1,917,000)	(7,049,809)